SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Securitization Property Servicing Agreement, dated as of March 17, 2022 (the “Servicing Agreement”), by and between DTE ELECTRIC COMPANY, as servicer (the “Servicer”), and DTE ELECTRIC SECURITIZATION FUNDING I LLC, the Servicer does hereby certify, for the December 1, 2022 Payment Date (the “Current Payment Date”), as follows:
Billing Periods: March 2022 to November 2022
Payment Date: December 1, 2022

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date for Distribution
Securitization Property:

i.	Remittances for the March 2022 Billing Period	$0.00
ii.	Remittances for the April 2022 Billing Period	$286,632.93
iii.	Remittances for the May 2022 Billing Period	$2,373,215.21
iv.	Remittances for the June 2022 Billing Period	$2,833,412.34
v.	Remittances for the July 2022 Billing Period	$3,126,629.10
vi.	Remittances for the August 2022 Billing Period	$4,499,114.43
vii.	Remittances for the September 2022 Billing Period	$4,316,051.50
viii.	Remittances for the October 2022 Billing Period	$4,076,163.20
ix.	Remittances for the November 2022 Billing Period	$3,211,702.49
x.	Return of Upfront Qualified Costs	$1,133,943.28
xi.	Investment Earnings on Excess Funds Subaccount of Distribution Collection Account	$0.00
xii.	Investment Earnings on General Subaccount of Distribution Collection Account[1]	$62,651.34
xiii.	General Subaccount of Distribution Collection Account Balance (sum of [i] through [xii] above)	$25,919,515.82
xiv.	Excess Funds Subaccount of Distribution Collection Account Balance as of prior Payment Date	$0.00
xv.	Distribution Collection Account Balance (sum of [xiii] through [xiv] above)	$25,919,515.82

2. Collections Allocable and Aggregate Amounts Available for the Current Payment Date for Power Supply
Securitization Property:

i.	Remittances for the March 2022 Billing Period	$0.00
ii.	Remittances for the April 2022 Billing Period	$49,451.20
iii.	Remittances for the May 2022 Billing Period	$402,613.48
iv.	Remittances for the June 2022 Billing Period	$461,314.69
v.	Remittances for the July 2022 Billing Period	$498,205.54
vi.	Remittances for the August 2022 Billing Period	$685,842.16
vii.	Remittances for the September 2022 Billing Period	$650,747.91
viii.	Remittances for the October 2022 Billing Period	$634,824.88
ix.	Remittances for the November 2022 Billing Period	$514,657.42
x.	Return of Upfront Qualified Costs	$523,358.44
xi.	Investment Earnings on Excess Funds Subaccount of Power Supply Collection Account	$0.00
xii.	Investment Earnings on General Subaccount of Power Supply Collection Account[1]	$11,888.48
xiii.	General Subaccount of Power Supply Collection Account Balance (sum of [i] through [xii] above)	$4,432,904.20
xiv.	Excess Funds Subaccount of Power Supply Collection Account Balance as of prior Payment Date	$0.00
______________________
1 Includes interest earned through October 31, 2022

xv.	Power Supply Collection Account Balance (sum of [xiii] through [xiv] above)	$4,432,904.20

3. Capital Account Balance as of prior Payment Date:		$0.00
i.	Initial Capital Contribution Made	$1,179,000.00
ii.	Interest Earned on Capital Contribution[1]	$6,747.64
iii.	Capital Account Balance (sum of [i] through [ii] above)	$1,185,747.64

4.	Outstanding Amounts of as of prior Payment Date:

Aggregate Outstanding Amount of all Securitization Bonds in Tranche A-1	$183,593,000.00
Aggregate Outstanding Amount of all Securitization Bonds in Tranche A-2	$52,207,000.00

5.	Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
Securitization Bonds in Tranche A-1	$21,266,095.63
Securitization Bonds in Tranche A-2	$0.00

Interest

	Interest Rate	Days in Interest Period(1)	Principal Balance	Interest Due
Securitization Bonds in Tranche	2.64%	254	$183,593,000.00	$3,419,725.61
A-1
Securitization Bonds in Tranche	3.11%	254	$ 52,207,000.00	$1,145,566.60
A-2

	Required Level	Funding Required
Capital Account	$1,179,000.00	$0.00
_________________
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

6.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture and in accordance with the Distribution Instructions:

i.	Trustee Fees and Expenses; Indemnity Amount[2]	$0.00
ii.	Servicing Fee	$83,037.10
iii.	Administration Fee and Independent Manager Fee	$35,215.08
iv.	Operating Expenses	$0.00

_________________
1 Includes interest earned through October 31, 2022
2 Trustee Expenses and Indemnity Amounts not to exceed $250,000 per annum.

				Per $1,000 of Original
Securitization Bonds		Aggregate		Principal Amount
v. Semi-Annual Interest (including any past-due for prior periods)		$4,565,292.21		$19.3609
Interest Payment
Tranche A-1				$18.6267
Tranche A-2				$21.9428

vi. Principal Due and Payable as a Result of an Event of Default or			$	$ 0.00
on Final Maturity Date
Principal Payment
Tranche A-1
Tranche A-2

vii. Semi-Annual Principal		$21,266,095.63		$90.1870
Principal Payment
Tranche A-1				$115.8328
Tranche A-2			$	$ 0.00

viii. Other unpaid Operating Expenses[3]	$	$ 0.00
ix. Funding of Capital Account (to required level)	$	$ 0.00
x. Return on Invested Capital to DTE Electric		$6,747.64
xi. Deposit to Excess Funds Subaccounts		$4,402,542.70
xii. Released to Issuer upon Retirement of the Securitization Bonds
Released from Distribution Collection Account[4]	$	$ 0.00
Released from Accounts[5]	$	$ 0.00
xiii. Aggregate Remittances as of Current Payment Date		$30,240,678.18

7. Outstanding Amount and each Collection Account Balance and Capital Account Balance as of Current Payment
Date (after giving effect to payments to be made on such Payment Date):

i. Aggregate Outstanding Amount of all Securitization Bonds
Tranche A-1		$162,326,904.37
Tranche A-2		$52,207,000.00
ii. Excess Funds Subaccount Balance of Distribution Collection Account		$3,518,717.85
iii. Excess Funds Subaccount Balance of Power Supply Collection Account		$883,824.85
iv. Aggregate Distribution Collection Account Balance	$	$ 0.00
v. Aggregate Power Supply Collection Account Balance	$	$ 0.00
vi. Capital Account Balance		$1,179,000.00

8. Subaccount and Capital Account Withdrawals as of Current Payment Date (if applicable, pursuant to
Section 8.02(e) of Indenture):

i. Excess Funds Subaccount of Distribution Collection Account	$	$ 0.00
ii. Excess Funds Subaccount Power Supply Collection Account	$	$ 0.00
iii. Capital Account	$	$ 0.00
iv. Total Withdrawals	$	$ 0.00

9. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Interest Payment
Tranche A-1	$	$ 0.00
Tranche A-2	$	$ 0.00
_________________
3 Unpaid Trustee Expenses and Indemnity Amounts in excess of $250,000 per annum.
4 After Tranche A-1 has been Paid in Full.
5 After all Securitization Bonds and related Ongoing Other Qualified Costs have been Paid in Full.

ii. Semi-annual Principal
Principal Payment
Tranche A-1	$	$ 0.00
Tranche A-2	$	$ 0.00

10. Shortfalls in Required Capital Level as of Current Payment Date:

i. Replenishment of the Capital Account	$	$ 0.00
ii. Required Capital Level	$	$ 0.00

11. Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital		$6,747.64

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

[SIGNATURE PAGE TO FOLLOW]

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 22nd day of November 2022.

DTE ELECTRIC COMPANY,
as Servicer

By:	/s/Timothy J Lepczyk
Name: Timothy J Lepczyk
Title: Asst. Treasurer & Director of Corporate Finance